Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of effective tax rate
	December 31, 2021	December 31, 2020

China income tax rate	25.0%	25.0%
Tax exemption/preferential rate reduction	(21.6)%	(14.4)%
Change in valuation allowance	(3.4)%	(10.6)%
Effective tax rate	-	-

Schedule of components of deferred tax assets
	December 31, 2021	December 31, 2020

Net operating losses	$820,610	$452,009
Allowance for doubtful accounts	27,125
Less: valuation allowance	(847,735)	(452,009)
Deferred tax assets, net	$-	$-

Schedule of valuation allowance for deferred tax assets
	December 31, 2021	December 31, 2020

Beginning balance	$452,009	$233,889
Additions	395,726	218,120
Ending balance	$847,735	$452,009

Schedule of taxes payable
	December 31, 2021	December 31, 2020

VAT payable	$27,077	$170,455
Other taxes payable	2,749	14,239
Total	$29,826	$184,694